Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions
Schedule of dollar value of set-top boxes and other equipment purchased from EchoStar and purchases included in "Cost of sales- subscriber promotion subsidies-EchoStar"

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Purchases from EchoStar	2012	2011	2012	2011
	(In thousands)
Set-top boxes and other equipment	$254,350	$270,629	$491,715	$542,755

Set-top boxes and other equipment included in “Cost of sales — subscriber promotion subsidies — EchoStar”	$51,580	$62,868	$133,854	$117,294

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Set-top boxes and other equipment purchased from EchoStar	$1,158,293	$1,470,173	$1,174,763

Set-top boxes and other equipment purchased from EchoStar included in “Cost of sales – subscriber promotion subsidies – EchoStar”	$249,440	$175,777	$188,793

Schedule of transactions with NagraStar

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$17,355	$19,716	$34,839	$40,445

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$6,374	$5,853

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$77,705	$79,547	$81,904

	As of December 31,
	2011	2010
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$5,853	$13,272